GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2023

Principal Amount		Value
	ASSET BACKED SECURITIES - 8.03%
	Affirm Asset Securitization Trust
3,171	Series 2020-Z1A, 3.460%, 10/15/2024 (Callable 07/15/2023) (c)(g)	$3,158
13,595	Series 2020-Z2A, 1.900%, 01/15/2025 (Callable 07/15/2023) (c)(g)	13,417
145,000	Series 2023-A1A, 6.610%, 01/18/2028 (Callable 01/15/2025) (c)(g)	143,976
25,000	American Credit Acceptance Receivables Trust
	Series 2022-3B, 4.550%, 10/13/2026 (Callable 04/13/2025) (c)	24,703
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025 (Callable 03/18/2024)	146,149
95,895	Amur Equipment Finance Receivables XI LLC
	Series 2022-2 A-2, 5.300%, 06/21/2028 (Callable 06/20/2026) (c)	95,061
300,000	ARI Fleet Lease Trust
	Series 2023-A A-2, 5.410%, 02/17/2032 (Callable 06/15/2026) (c)	296,929
160,000	Avant Loans Funding Trust
	Series 2021-REV1 A, 1.210%, 07/15/2030 (Callable 07/15/2023) (c)(g)	157,306
450,000	Bain Capital Credit CLO Ltd.
	Series 2017-2A AR2, 6.435% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 07/25/2034 (Callable 07/25/2023) (a)(c)	441,726
40,344	BHG Securitization Trust
	Series 2021-B A, 0.900%, 10/17/2034 (Callable 10/17/2027) (c)(g)	38,630
260,000	BlueMountain CLO, Ltd.
	Series 2019-24A AR, 6.350% (3 Month LIBOR USD + 1.100%, 1.100% Floor), 04/20/2034 (Callable 07/20/2023) (a)(c)	254,697
380,000	Carvana Auto Receivables Trust
	Series 2022-P2, 4.130%, 04/12/2027 (Callable 12/10/2027)	369,766
87,753	CF Hippolyta Issuer LLC
	Series 2020-1A2, 1.990%, 07/15/2060 (Callable 07/15/2024) (c)	73,431
253,691	Chesapeake Funding II LLC
	Series 2023-1A A-1, 5.650%, 05/15/2035 (Callable 12/15/2027) (c)	251,766
65,000	CNH Equipment Trust
	Series 2023-A A4, 4.770%, 10/15/2030 (Callable 12/15/2027)	63,986
366,319	CPS Auto Receivables Trust
	Series 2023-B A, 5.910%, 08/16/2027 (Callable 02/15/2028) (c)	365,384
605,775	DB Master Finance LLC
	Series 2021-1A A23, 2.791%, 11/20/2051 (Callable 11/20/2027) (c)	481,299
214,000	Dell Equipment Finance Trust
	Series 2023-1 A3, 5.650%, 09/22/2028 (Callable 10/22/2025) (c)	214,362
	Domino’s Pizza Master Issuer LLC
181,450	Series 2018-1, 4.116%, 07/25/2048 (Callable 07/25/2023) (c)(g)	172,433
72,563	Series 2019-1, 3.668%, 10/25/2049 (Callable 10/25/2026) (c)(g)	63,591
186,200	Series 2021-1A A2I, 2.662%, 04/25/2051 Callable 10/25/2025) (c)(g)	158,333
75,594	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027 (Callable 12/15/2023)	74,654
110,000	DT Auto Owner Trust
	Series 2023-2A-B, 5.410%, 02/15/2029 (Callable 02/15/2028) (c)	108,611
145,000	Enterprise Fleet Financing 2023-1 LLC
	Series 2023-1 A3, 5.420%, 10/22/2029 (Callable 11/20/2026) (c)	144,375
	Exeter Automobile Receivables Trust
151,818	Series 2019-4, 2.580%, 09/15/2025 (Callable 05/15/2024) (c)	149,451
59,114	Series 2020-1, 2.730%, 12/15/2025 (Callable 08/15/2024) (c)	57,843
155,000	Series 2022-1, 2.180%, 06/15/2026 (Callable 05/15/2026)	153,452
120,000	Series 2022-4, 4.570%, 01/15/2027 (Callable 05/15/2026)	117,984
62,000	Series 2022-6, 6.030%, 08/16/2027 (Callable 05/15/2026)	61,863
60,000	Series 2023-3, 6.110%, 09/15/2027 (Callable 02/15/2028)	60,006
	Flagship Credit Auto Trust
53,000	Series 2023-1, 5.050%, 01/18/2028 (Callable 08/15/2027) (c)	51,782
136,000	Series 2023-2, 5.210%, 05/15/2028 (Callable 12/15/2028) (c)	133,818
204,000	Series 2022-3, 4.690%, 07/17/2028 (Callable 08/15/2026) (c)	198,480
504,364	Galaxy XXIII CLO Ltd.
	Series 2017-23A AR, 6.143% (3 Month LIBOR USD + 0.870%, 0.870% Floor), 04/24/2029 (Callable 07/24/2023) (a)(c)	500,485
40,000	GLS Auto Receivables Issuer Trust
	Series 2022-3 B, 4.920%, 01/15/2027 (Callable 09/15/2026)(c)	39,320
300,000	GTP Acquisition Partners I LLC
	Series 2015-1-2, 3.482%, 06/15/2050 (Callable 12/15/2023) (c)	286,531
150,000	Kubota Credit Owner Trust 2023-1
	Series 2023 A-3, 5.020%, 06/15/2027 (Callable 12/15/2026) (c)	148,469
31,386	LCM XX LP
	Series 2015-20R, 6.290% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (Callable 07/20/2023) (a)(c)	31,372
218,232	Madison Park Funding XLI Ltd.
	Series 2015-12R, 6.103% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (Callable 07/22/2023) (a)(c)	217,051
	Navient Private Education Refi Loan Trust
113,183	Series 2021-E A, 0.970%, 12/16/2069 (Callable 08/15/2029) (c)	95,732
186,626	Series 2021-F A, 1.110%, 02/18/2070 (Callable 02/15/2030) (c)	155,907
233,025	Series 2023-A A, 5.510%, 09/15/2071 (Callable 10/15/2032) (c)	229,855
465,000	Neuberger Berman CLO XX Ltd.
	Series 2015-20RR A-RR, 6.420% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 07/17/2034 (Callable 07/15/2023) (a)(c)	458,436
280,000	Octagon 61 Ltd.
	Series 2023-61, 7.419% (TSFR3M + 2.350%, 2.350% Floor), 04/21/2036 (Callable 04/20/2025) (a)(c)	282,638
122,574	OZLM VII, Ltd.
	Series 2014-7R, 6.270% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (Callable 07/17/2023) (a)(c)	121,840
420,000	Regatta VI Funding Ltd.
	Series 2016-1A AR2, 6.410% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 04/20/2034 (Callable 07/20/2023) (a)(c)	413,237
	RR, Ltd.
330,000	Series 2021-16A A1, 6.370% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 07/15/2036 (Callable 07/15/2023) (a)(c)	325,347
250,000	Series 2023-26A A2, 6.982% (TSFR3M + 2.250%, 2.250% Floor), 04/15/2038 (Callable 04/15/2025) (a)(c)	250,153
	Santander Drive Auto Receivables Trust
16,102	Series 2019-3, 2.680%, 10/15/2025 (Callable 10/15/2023)	16,073
95,000	Series 2022-5, 4.430%, 03/15/2027 (Callable 10/15/2025)	93,159
65,000	Series 2022-6, 4.720%, 06/15/2027 (Callable 11/15/2025)	63,615
305,000	Series 2022-4, 4.420%, 11/15/2027 (Callable 10/15/2025)	297,078
255,000	Series 2022-7, 5.950%, 01/17/2028 (Callable 10/15/2025)	253,996
115,000	Series 2023-1, 4.980%, 02/15/2028 (Callable 10/15/2025)	112,939
155,000	SFS Auto Receivables Securitization Trust
	Series 2023-1, 5.470%, 12/20/2029 (Callable 10/20/2027) (c)	154,541
	Sound Point CLO, Ltd.
156,994	Series 2018-3, 6.210% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (Callable 07/15/2023) (a)(c)	155,800
410,000	Series 2021-1A A, 6.325% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 04/25/2034 (Callable 07/25/2023) (a)(c)	399,330
100,000	Summit Issuer LLC
	Series 2020-1, 2.290%, 12/20/2050 (Callable 12/20/2024) (c)	89,388
726,930	Taco Bell Funding LLC
	Series 2021-1A A2II, 2.294%, 08/25/2051 (Callable 02/25/2026) (c)(g)	598,802
250,000	Texas Debt Capital CLO, Ltd.
	Series 2023-I B, 7.122% (TSFR3M + 2.300%, 2.300% Floor), 04/21/2036 (Callable 04/20/2025) (a)(c)	248,811
405,000	THL Credit Wind River CLO Ltd.
	Series 2020-1A, 6.680% (3 Month LIBOR USD + 1.430%, 1.430% Floor), 10/20/2033 (Callable 07/20/2023) (a)(c)	399,663
	Upstart Securitization Trust
14,552	Series 2021-3, 0.830%, 07/20/2031 (Callable 11/20/2024) (c)	14,409
51,495	Series 2021-4, 0.840%, 09/20/2031 (Callable 02/20/2025) (c)	50,601
	Venture CLO, Ltd.
410,000	Series 2021-42A A1A, 6.390% (3 Month LIBOR USD + 1.130%, 1.130% Floor), 04/17/2034 (Callable 07/15/2023) (a)(c)	399,677
180,000	Series 2021-43A A1, 6.500% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 04/17/2034 (Callable 07/15/2023) (a)(c)	175,927
230,354	Voya CLO, Ltd.
	Series 2015-1R, 6.162% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (Callable 07/18/2023) (a)(c)	229,170
370,000	Wellfleet CLO X, Ltd.
	Series 2019-XA A1R, 6.420% (3 Month LIBOR USD + 1.170%, 0.000% Floor), 07/20/2032 (Callable 07/20/2023) (a)(c)	364,169
75,600	Wendy’s Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (Callable 03/15/2024) (c)(g)	68,682
	Westlake Automobile Receivables Trust
17,957	Series 2019-3, 2.720%, 11/15/2024 (Callable 08/15/2023) (c)	17,932
225,000	Series 2022-2 B, 4.310%, 09/15/2027 (Callable 11/15/2025) (c)	219,884
60,000	Series 2023-1, 5.410%, 01/18/2028 (Callable 03/15/2026) (c)	59,281
98,500	Wingstop Funding LLC
	Series 2020-1, 2.841%, 12/05/2050 (Callable 06/05/2024) (c)(g)	85,414
100,000	World Omni Auto Receivables Trust
	Series 2023-A B, 5.030%, 05/15/2029 (Callable 02/15/2026)	98,439
	Total Asset Backed Securities (Cost $13,627,159)	13,365,575

	COLLATERALIZED MORTGAGE OBLIGATIONS - 16.11%
233,123	510 Asset Backed Trust
	Series 2021-NPL2 A-1, 2.116%, 06/25/2061 (Callable 07/25/2024) (c)(k)	211,989
85,252	Ajax Mortgage Loan Trust
	Series 2021-C A, 2.115%, 01/25/2061 (Callable 07/25/2023) (c)(k)	79,982
350,000	American Tower Trust #1
	Series 2023-1, 5.490%, 03/15/2053 (Callable 03/15/2027) (c)	350,613
	Angel Oak Mortgage Trust
76,687	Series 2020-R1, 0.990%, 04/25/2053 (Callable 07/25/2023) (b)(c)	69,044
154,848	Series 2021-4 A1, 1.035%, 01/20/2065 (Callable 08/25/2023) (b)(c)	123,463
28,759	Series 2020-6 TR, 1.261%, 05/25/2065 (Callable 09/25/2023) (b)(c)	25,506
97,208	Series 2021-1, 0.909%, 01/25/2066 (Callable 07/25/2023) (b)(c)	80,245
95,547	Series 2021-2 A1, 0.985%, 04/25/2066 (Callable 07/25/2023) (b)(c)	78,218
181,565	Series 2021-3 A1, 1.068%, 05/25/2066 (Callable 07/25/2023) (b)(c)	148,209
235,008	Series 2021-5 A1, 0.951%, 07/25/2066 (Callable 09/25/2023) (b)(c)	191,826
176,931	Series 2021-8, 1.820%, 11/25/2066 (Callable 12/25/2023) (b)(c)	147,969
433,823	Series 2022-1, 2.881%, 12/25/2066 (Callable 01/25/2025) (c)(k)	378,044
100,000	Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
	Series 2021-FL2 A, 6.293% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 05/15/2036 (Callable 12/15/2023) (a)(c)	98,424
	Arroyo Mortgage Trust
59,472	Series 2019-3, 2.962%, 10/25/2048 (Callable 07/25/2023) (b)(c)	54,123
65,129	Series 2019-2, 3.347%, 04/25/2049 (Callable 07/25/2023) (b)(c)	60,358
	BANK
2,132,222	Series 2019-BNK23, 0.807%, 12/17/2052 (Callable 09/15/2029) (b)(j)	74,330
998,574	Series 2023-BNK45, 1.204%, 02/17/2056 (Callable 10/15/2032) (b)(j)	66,858
980,184	Series 2019-BNK18, 1.034%, 05/17/2062 (Callable 02/15/2029) (b)(j)	39,603
1,154,229	Series 2019-BNK20, 0.936%, 09/15/2062 (Callable 07/15/2029) (b)(j)	45,098
1,306,351	Series 2019-BNK22, 0.709%, 11/17/2062 (Callable 08/15/2029) (b)(j)	39,419
983,621	Series 2019-BNK24, 0.755%, 11/17/2062 (Callable 09/15/2029) (b)(j)	32,609
980,048	Series 2020-BNK26, 1.337%, 03/16/2063 (Callable 12/15/2029) (b)(j)	57,153
1,523,136	Series 2020-BNK28, 1.878%, 03/16/2063 (Callable 07/15/2030) (b)(j)	143,497
	BBCMS Mortgage Trust
90,000	Series 2022-C15, 3.662%, 04/16/2055 (Callable 04/15/2032) (b)	79,696
100,000	Series 2022-C16, 4.600%, 06/17/2055 (Callable 06/15/2032) (b)	95,079
125,000	Series 2022-C18 A4, 5.439%, 12/17/2055 (Callable 12/15/2032) (b)	127,258
40,000	Series 2022-C18 A5, 5.710%, 12/17/2055 (Callable 12/15/2032) (b)	41,540
	Benchmark Mortgage Trust
227,091	Series 2019-B11, 3.410%, 05/17/2052 (Callable 06/15/2029)	220,089
960,898	Series 2019-B12, 1.162%, 08/16/2052 (Callable 05/15/2029) (b)(j)	36,479
392,870	Series 2020-B18, 1.913%, 07/17/2053 (Callable 05/15/2030) (b)(j)	28,383
750,025	Series 2020-B22, 1.628%, 01/15/2054 (Callable 11/15/2030) (b)(j)	63,536
1,837,764	Series 2023-B39, 0.000%, 07/17/2056 (j)	77,515
1,420,623	Series 2019-B10, 1.357%, 03/17/2062 (Callable 01/15/2029) (b)(j)	70,221
250,000	Benefit Street Partners CLO XXXI, Ltd.
	Series B-1, 7.220% (TSFR3M + 2.350%,2.350% Floor), 04/25/2036 (Callable 04/25/2025 (a)(c)	250,041
117,531	BINOM Securitization Trust
	Series 2021-INV1, 2.034%, 06/25/2056 (Callable 12/25/2024) (b)(c)	100,202
	BRAVO Residential Funding Trust
67,449	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (Callable 02/25/2027) (b)(c)	58,895
55,683	Series 2021-NQM2 A1, 0.970%, 03/25/2060 (Callable 07/25/2024) (b)(c)	51,779
291,873	Series 2021-C A1, 1.620%, 03/01/2061 (Callable 07/25/2023) (c)(k)	261,574
252,119	BX Commercial Mortgage Trust 2019-XL
	Series 2019-XL, 6.181% (1 Month LIBOR USD + 1.034%, 0.920% Floor), 10/15/2036 (a)(c)	250,668
	CAMB Commercial Mortgage Trust
150,000	Series 2019-LIFE A, 6.263% (1 Month LIBOR USD + 1.070%, 1.070% Floor), 12/15/2037 (a)(c)	148,795
100,000	Series 2019-LIFE C, 6.643% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	98,493
130,000	CCG Receivables Trust 2023-1
	Series 2023-1, 5.820%, 09/16/2030 (Callable 10/14/2026) (c)	130,228
4,074	Chase Mortgage Finance Trust
	Series 2007-A1, 4.425%, 02/25/2037 (Callable 06/25/2029) (b)	3,943
	Citigroup Commercial Mortgage Trust
376,000	Series 2014-GC19, 4.023%, 03/12/2047 (Callable 03/10/2024)	371,884
296,312	Series 2016-P3, 3.329%, 04/16/2049 (Callable 04/15/2026)	275,341
505,000	Series 2016-P4, 2.902%, 07/12/2049 (Callable 07/10/2026)	462,351
	Citigroup Mortgage Loan Trust, Inc.
86,423	Series 2018-RP2, 3.320%, 02/25/2058 (Callable 12/25/2044) (b)(c)	82,303
36,068	Series 2018-RP1, 3.000%, 09/25/2064 (Callable 04/25/2043) (b)(c)	34,286
	COLT Mortgage Loan Trust
300,450	Series 2020-RPL1 A1, 1.390%, 01/25/2065 (Callable 09/25/2023) (b)(c)	247,523
62,309	Series 2020-2R A1, 1.325%, 10/26/2065 (Callable 07/25/2023) (b)(c)	55,461
151,948	Series 2021-1 A1, 0.910%, 06/25/2066 (Callable 07/25/2023) (b)(c)	121,043
278,072	Series 2021-3 A1, 0.956%, 09/27/2066 (Callable 09/25/2023) (b)(c)	216,302
358,226	Series 2021-HX1 A1, 1.110%, 10/25/2066 (Callable 09/25/2023) (b)(c)	287,314
430,489	Series 2022-1 A1, 2.284%, 12/27/2066 (Callable 01/25/2024) (b)(c)	369,318
88,289	Series 2022-4 A-1, 4.301%, 03/25/2067 (Callable 04/25/2025) (b)(c)	84,072
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (Callable 08/10/2024) (c)	110,063
100,000	Series A, 2.819%, 01/10/2039 (Callable 01/10/2027) (c)	83,083
100,000	Series C, 3.376%, 01/10/2039 (Callable 01/10/2027) (c)	78,953
	Connecticut Avenue Securities Trust
52,024	Series 2022-R08 1M-1, 7.617% (SOFR30A + 2.550%, 2.550% Floor), 07/25/2042 (Callable 07/25/2027) (a)(c)	52,794
106,182	Series 2023-R03, 7.567% (SOFR30A + 2.500%, 0.000% Floor), 04/27/2043 (Callable 04/25/2028) (a)(c)	107,176
215,000	Series 2023-R05, 6.967% (SOFR30A + 1.900%, 1.900% Floor), 06/25/2043 (Callable 06/25/2028) (a)(c)	215,739
	Countrywide Home Loans, Inc.
4,701	Series 2004-HYB6, 4.030%, 11/20/2034 (Callable 07/20/2023) (b)	4,390
57,206	Series 2005-11, 5.750% (1 Month LIBOR USD + 0.600%, 0.600% Floor, 10.500% Cap), 03/25/2035 (Callable 07/25/2023) (a)	39,172
197,188	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049 (Callable 05/15/2026)	189,962
	CSMC Trust
97,732	Series 2020-NET, 2.257%, 08/17/2037 (c)	87,535
23,575	Series 2017-FHA1, 3.250%, 04/25/2047 (Callable 07/25/2038) (b)(c)	21,046
199,239	Series 2020-RPL4, 2.000%, 01/25/2060 (Callable 03/25/2043) (b)(c)	172,091
101,699	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (Callable 07/25/2023) (b)(c)	94,221
104,756	Series 2020-NQM1, 1.208%, 05/25/2065 (Callable 09/25/2023) (c)(k)	93,898
178,473	Series 2021-NQM2, 1.179%, 02/25/2066 (Callable 03/25/2024) (b)(c)	148,806
141,105	Series 2021-NQM5 A1, 0.938%, 05/25/2066 (Callable 07/25/2024) (b)(c)	109,671
357,911	Series 2021-NQM6 A1, 1.174%, 07/25/2066 (Callable 09/25/2024) (b)(c)	283,834
184,140	Series 2021-NQM8, 1.841%, 10/25/2066 (Callable 11/25/2024) (b)(c)	152,019
465,554	Series 2022-NQM1, 2.265%, 11/25/2066 (Callable 01/25/2025) (b)(c)	395,944
	DBGS Mortgage Trust
215,000	Series 2018-C1, 4.466%, 10/17/2051 (Callable 10/15/2028)	201,396
11,141,263	Series 2018-C1, 0.313%, 10/17/2051 (Callable 07/15/2028) (b)(j)	89,712
	DBJPM Mortgage Trust
200,667	Series 2016-C1, 3.038%, 05/12/2049 (Callable 04/10/2026)	191,492
475,000	Series 2016-C3, 2.890%, 08/12/2049 (Callable 08/10/2026)	432,387
309,253	Series 2020-C9, 1.824%, 08/15/2053 (Callable 06/15/2030) (b)(j)	19,623
62,962	Deephaven Residential Mortgage Trust
	Series 2021-2 A1, 0.899%, 04/25/2066 (Callable 07/25/2023) (b)(c)	53,301
	Ellington Financial Mortgage Trust
65,865	Series 2021-2 A1, 0.931%, 06/25/2066 (Callable 06/25/2024) (b)(c)	52,389
217,819	Series 2022-1, 2.206%, 01/25/2067 (Callable 02/25/2025) (b)(c)	181,984
250,000	Elmwood CLO 23, Ltd.
	Series 2023-2A B, 7.307% (TSFR3M + 2.250%, 2.250% Floor), 04/16/2036 (Callable 04/16/2025) (a)(c)	250,814
	FirstKey Homes Trust
114,353	Series 2022-SFR1, 4.145%, 05/19/2039 (c)	108,463
482,273	Series 2022-SFR2, 4.250%, 07/19/2039 (c)	454,788
	GCAT Trust
110,884	Series 2021-NQM1, 0.874%, 01/25/2066 (Callable 02/25/2024) (b)(c)	92,694
135,341	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (Callable 07/25/2023) (b)(c)	109,298
173,828	Series 2021-NQM3 A1, 1.091%, 05/25/2066 (Callable 06/25/2024) (b)(c)	140,653
245,679	Series 2021-NQM4, 1.093%, 08/25/2066 (Callable 09/25/2024) (b)(c)	189,789
133,576	Series 2021-NQM7, 1.915%, 08/25/2066 (Callable 04/25/2030) (b)(c)	114,423
	GS Mortgage Securities Trust
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Callable 11/05/2024) (c)	105,361
35,000	Series 2022-SHIP, 5.878% (TSFR1M + 0.731%, 0.731% Floor), 08/15/2036 (a)(c)	34,776
35,000	Series 2015-GC34, 3.506%, 10/13/2048 (Callable 10/10/2025)	32,816
1,435,049	Series 2020-GC45, 0.781%, 02/14/2053 (Callable 10/13/2029) (b)(j)	43,746
220,000	Hawaii Hotel Trust 2019-MAUI
	Series 2019-MAUI, 6.343% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	217,486
	Imperial Fund Mortgage Trust
140,943	Series 2021-NQM2 A-1, 1.073%, 09/25/2056 (Callable 08/25/2024) (b)(c)	111,891
459,410	Series 2022-NQM2, 3.638%, 03/25/2067 (Callable 03/25/2025) (c)(k)	419,300
90,000	JPMBB Commercial Mortgage Securities Trust
	Series 2020-NNN, 2.812%, 01/16/2037 (Callable 01/16/2025) (c)	81,584
	Legacy Mortgage Asset Trust
76,858	Series 2021-GS4 A1, 1.650%, 11/25/2060 (Callable 08/25/2023) (c)(k)	70,136
133,395	Series 2021-GS3 A1, 1.750%, 07/25/2061 (Callable 07/25/2023) (c)(k)	125,350
520,974	Life 2021-BMR Mortgage Trust
	Series A, 5.961% (1 Month LIBOR USD + 0.814%, 0.700% Floor), 03/15/2038 (a)(c)	508,140
260,000	MF1, Ltd.
	Series 2022-FL8, 6.817% (SOFR30A + 1.750%, 1.750% Floor), 02/20/2037 (Callable 02/17/2024) (a)(c)(g)	253,708
	MFRA Trust
101,100	Series 2021-NQM2, 1.029%, 11/25/2064 (Callable 07/25/2024) (b)(c)	84,022
23,148	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (Callable 11/25/2023) (b)	20,716
81,854	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (Callable 03/25/2024) (b)(c)	71,404
	Mill City Mortgage Loan Trust
37,401	Series 2018-2, 3.500%, 05/25/2058 (Callable 09/25/2033) (b)(c)	36,433
176,843	Series 2019-GS1, 2.750%, 07/25/2059 (Callable 02/25/2051) (b)(c)	166,220
44,588	Series 2017-3, 2.750%, 01/25/2061 (Callable 02/25/2029) (b)(c)	43,107
39,798	Series 2018-1, 3.250%, 05/25/2062 (Callable 04/25/2029) (b)(c)	38,274
113,873	Series 2019-1, 3.250%, 10/25/2069 (Callable 08/25/2031) (b)(c)	107,597
67,462	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 6.170% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (Callable 07/25/2023) (a)	66,577
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/17/2049 (Callable 05/15/2026)	163,196
	New Residential Mortgage Loan Trust
32,068	Series 2016-2, 3.750%, 11/25/2035 (Callable 05/25/2031) (b)(c)	30,013
71,788	Series 2018-4, 5.900% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (Callable 02/25/2030) (a)(c)	69,775
29,579	Series 2016-4, 3.750%, 11/25/2056 (Callable 08/25/2033) (b)(c)	27,009
287,589	Series 2021-NQM3 A1, 1.156%, 11/25/2056 (Callable 09/25/2023) (b)(c)	233,471
45,571	Series 2017-1, 4.000%, 02/25/2057 (Callable 07/25/2031) (b)(c)	42,655
41,241	Series 2017-2, 4.000%, 03/25/2057 (Callable 09/25/2031) (b)(c)	38,562
23,113	Series 2017-3, 4.000%, 04/25/2057 (Callable 03/25/2032) (b)(c)	21,828
21,759	Series 2017-4, 4.000%, 05/25/2057 (Callable 02/25/2032) (b)(c)	19,969
20,043	Series 2017-5, 6.650% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (Callable 07/25/2030) (a)(c)	19,876
35,936	Series 2017-6, 4.000%, 08/25/2057 (Callable 10/25/2035) (b)(c)	33,297
78,929	Series 2018-1, 4.000%, 12/25/2057 (Callable 08/25/2032) (b)(c)	74,370
65,283	Series 2018-2, 4.500%, 02/25/2058 (Callable 06/25/2034) (b)(c)	61,970
166,024	Series 2018-3, 4.500%, 05/25/2058 (Callable 01/25/2034) (b)(c)	158,493
63,738	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (Callable 05/25/2024) (b)(c)	56,683
119,243	Series 2019-3, 3.750%, 11/25/2058 (Callable 10/25/2032) (b)(c)	109,710
86,046	Series 2019-5, 3.500%, 08/25/2059 (Callable 01/25/2036) (b)(c)	79,580
23,445	Series 2019-NQM4, 2.492%, 09/25/2059 (Callable 07/25/2023) (b)(c)	21,294
420,388	Series 2022-NQM1, 2.277%, 04/25/2061 (Callable 01/25/2024) (b)(c)	361,167
290,167	NMLT Trust
	Series 2021-INV1 A1, 1.185%, 05/25/2056 (Callable 05/25/2024) (b)(c)	236,733
	OBX Trust
174,387	Series 2021-NQM3 A1, 1.054%, 07/25/2061 (Callable 08/25/2024) (b)(c)	131,901
379,956	Series 2022-NQM1, 2.305%, 11/25/2061 (Callable 01/25/2025) (b)(c)	319,594
165,336	Series 2021-NQM1, 1.072%, 02/25/2066 (Callable 03/25/2024) (b)(c)	132,900
	Pretium Mortgage Credit Partners LLC
142,239	Series 2021-NPL3 A1, 1.868%, 07/25/2051 (Callable 07/25/2023) (c)(k)	130,389
136,461	Series 2021-RN2 A1, 1.744%, 07/25/2051 (Callable 07/25/2023) (c)(k)	126,347
164,697	Series 2021-NPL2 A-1, 1.992%, 06/29/2060 (Callable 07/27/2023) (c)(k)	151,486
265,817	Series 2021-RN1 A1, 1.992%, 02/25/2061 (Callable 06/25/2024) (c)(k)	246,584
	Progress Residential Trust
372,344	Series 2021-SFR3, 1.637%, 05/17/2026 (c)	330,079
397,838	Series 2021-SFR1, 1.052%, 04/17/2038 (c)	348,656
328,054	Series 2021-SFR8, 1.510%, 10/19/2038 (c)	285,890
109,253	Series 2022-SFR3, 3.200%, 04/19/2039 (Callable 04/17/2025) (c)	99,391
99,031	Series 2022-SFR5, 4.451%, 06/17/2039 (c)	94,228
144,772	Series 2022-SFR7, 4.750%, 10/19/2039 (c)	139,080
299,473	Series 2022-SFR4, 4.438%, 05/17/2041 (c)	281,152
	PRPM Trust
50,688	Series 2020-6, 2.363%, 11/25/2025 (Callable 07/25/2023) (c)(k)	48,624
123,219	Series 2021-3 A1, 1.867%, 04/25/2026 (Callable 07/25/2023) (c)(k)	115,396
180,927	Series 2021-4 A1, 1.867%, 04/25/2026 (Callable 07/25/2023) (c)(k)	167,442
177,878	Series 2021-5 A1, 1.793%, 06/25/2026 (Callable 07/25/2023) (c)(k)	162,218
160,995	Series 2021-6 A1, 1.793%, 07/25/2026 (Callable 07/25/2023) (c)(k)	146,718
257,229	Series 2021-7 A1, 1.867%, 08/25/2026 (Callable 07/25/2023) (c)(k)	235,773
328,314	Series 2021-9, 2.363%, 10/25/2026 (Callable 07/25/2023) (c)(k)	306,504
155,000	SBA Tower Trust
	Series 2019-1, 2.836%, 01/15/2025 (Callable 01/15/2024) (c)	147,229
63,998	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058 (Callable 10/25/2041)	58,082
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 03/17/2037 (c)	327,944
75,000	Series 2016-C5, 3.055%, 10/13/2048 (Callable 07/10/2026)	68,188
246,455	SG Residential Mortgage Trust
	Series 2021-1 A-1, 1.160%, 07/25/2061 (Callable 07/25/2023) (b)(c)	190,083
	Starwood Mortgage Residential Trust
19,262	Series 2020-3, 1.486%, 04/25/2065 (Callable 07/25/2023) (b)(c)	17,731
129,975	Series 2021-1, 1.219%, 05/25/2065 (Callable 07/25/2023) (b)(c)	111,291
52,031	Series 2021-2 A1, 0.943%, 05/25/2065 (Callable 07/25/2023) (b)(c)	46,079
278,024	Series 2021-6, 1.920%, 11/25/2066 (Callable 11/25/2024) (b)(c)	226,164
230,000	Toorak Mortgage Corp.
	Series 2021-1 A1, 2.240%, 06/25/2024 (Callable 07/25/2023) (c)(k)	224,145
	Towd Point Mortgage Trust
74,353	Series 2022-EBO1, 2.161%, 01/25/2052 (Callable 07/25/2023) (b)(c)	72,865
35,308	Series 2017-1, 2.750%, 10/25/2056 (Callable 01/25/2030) (b)(c)	34,834
47,269	Series 2017-5, 5.750% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (Callable 02/25/2025) (a)(c)	47,226
15,266	Series 2017-2, 2.750%, 04/25/2057 (Callable 12/25/2026) (b)(c)	15,107
8,972	Series 2017-3, 2.750%, 06/25/2057 (Callable 10/25/2026) (b)(c)	8,736
90,947	Series 2017-4, 2.750%, 06/25/2057 (Callable 12/25/2029) (b)(c)	85,790
133,807	Series 2017-6, 2.750%, 10/25/2057 (Callable 02/25/2033) (b)(c)	127,045
23,516	Series 2018-1, 3.000%, 01/28/2058 (Callable 10/25/2029) (b)(c)	22,600
79,062	Series 2018-2, 3.250%, 03/25/2058 (Callable 09/25/2027) (b)(c)	75,394
199,018	Series 2019-1, 3.750%, 03/25/2058 (Callable 07/25/2029) (b)(c)	187,082
77,335	Series 2018-3, 3.750%, 05/25/2058 (Callable 02/25/2031) (b)(c)	72,985
137,893	Series 2020-4, 1.750%, 10/25/2060 (Callable 01/25/2031) (c)	120,480
419,925	Series 2021-R1 A1, 2.918%, 11/30/2060 (b)(c)	334,183
65,498	Triangle Re 2021-3 Ltd.
	Series 2021-3, 6.967% (SOFR30A + 1.900%, 1.900% Floor), 02/25/2034 (Callable 12/25/2025) (a)(c)	65,647
98,555	Tricolor Auto Securitization Trust 2023-1
	Series 2023-1, 6.480%, 08/17/2026 (Callable 08/15/2025) (c)	98,285
505,000	Tricon Residential Trust
	Series 2022-SFR1, 3.856%, 04/19/2039 (c)	470,798
	VCAT Asset Securitization LLC
49,099	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (Callable 07/25/2023) (c)(k)	46,529
152,301	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (Callable 07/25/2023) (c)(k)	141,665
208,098	Series 2021-NPL4 A1, 1.868%, 08/25/2051 (Callable 07/25/2023) (c)(k)	193,545
278,039	Series 2021-NPL5, 1.868%, 08/25/2051 (Callable 07/25/2023) (c)(k)	252,199
351,861	Series 2021-NPL6, 1.917%, 09/25/2051 (Callable 07/25/2023) (c)(k)	320,420
	Vericrest Opportunity Loan Transferee
202,761	Series 2021-R2 A1, 2.116%, 04/25/2051 (Callable 07/25/2023) (c)(k)	184,865
83,054	Series 2021-NPL9, 1.992%, 05/25/2051 (Callable 07/25/2023) (c)(k)	75,991
179,348	Series 2021-CF1 A1, 1.992%, 08/25/2051 (Callable 07/25/2023) (c)(k)	153,410
	Verus Securitization Trust
34,524	Series 2019-4, 3.142%, 11/25/2059 (Callable 07/25/2023) (b)(c)	33,300
80,582	Series 2021-R2 A-1, 0.918%, 02/25/2064 (Callable 07/25/2023) (b)(c)	69,229
79,874	Series 2021-2, 1.031%, 02/25/2066 (Callable 07/25/2023) (b)(c)	67,104
120,381	Series 2021-4, 0.938%, 07/25/2066 (Callable 07/25/2024) (b)(c)	94,611
309,899	Series 2021-5 A-1, 1.013%, 09/25/2066 (Callable 09/25/2024) (b)(c)	245,693
194,599	Series 2021-8, 1.824%, 11/25/2066 (Callable 12/25/2025) (b)(c)	163,456
288,861	Series 2022-1 A-1, 2.724%, 01/25/2067 (Callable 01/25/2025) (c)(k)	252,223
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1
	Series A-5, 3.148%, 05/15/2048 (Callable 04/15/2025)	250,468
	Total Collateralized Mortgage Obligations (Cost $30,220,011)	26,821,143

	CORPORATE OBLIGATIONS - 25.71%
	Aerospace & Defense - 0.27%
	Boeing Co.
143,000	5.040%, 05/01/2027 (Callable 03/01/2027)	141,290
35,000	5.150%, 05/01/2030 (Callable 02/01/2030)	34,673
169,000	Northrop Grumman Corp.
	5.150%, 05/01/2040 (Callable 11/01/2039)	166,370
	Raytheon Technologies Corp.
75,000	5.150%, 02/27/2033 (Callable 11/27/2032)	75,943
25,000	5.375%, 02/27/2053 (Callable 08/27/2052)	25,954
		444,230
	Banks - 4.78%
	Bank of America Corp.
205,000	5.202% (SOFR + 1.630%), 04/25/2029 (Callable 04/25/2028) (a)	202,830
210,000	2.592% (SOFR + 2.150%), 04/29/2031 (Callable 04/29/2030) (a)	176,379
820,000	1.922% (SOFR + 1.370%), 10/24/2031 (Callable 10/24/2030) (a)	648,957
515,000	2.687% (SOFR + 1.320%), 04/22/2032 (Callable 04/22/2031) (a)	426,606
115,000	2.299% (SOFR + 1.220%), 07/21/2032 (Callable 07/21/2031) (a)	91,977
100,000	2.572% (SOFR + 1.210%), 10/20/2032 (Callable 10/20/2031) (a)	81,404
	Barclays PLC
200,000	6.224% (SOFR + 2.980%), 05/09/2034 (Callable 05/09/2033) (a)	199,256
200,000	7.119% (SOFR + 3.570%), 06/27/2034 (Callable 06/27/2033) (a)	199,895
	BNP Paribas SA
200,000	2.219% (SOFR + 2.074%), 06/09/2026 (Callable 06/09/2025) (a)(c)	185,041
235,000	5.125% (1 Year CMT Rate + 1.450%), 01/16/2029 (Callable 01/13/2028) (a)(c)	230,055
250,000	BPCE SA
	2.045% (SOFR + 1.087%), 10/19/2027 (Callable 10/19/2026) (a)(c)	218,125
80,000	Citigroup, Inc.
	6.174% (SOFR + 2.661%), 05/25/2034 (Callable 05/25/2033) (a)	80,628
280,000	Credit Agricole SA
	5.301%, 07/12/2028 (c)	279,137
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	198,859
285,000	Deutsche Bank AG/New York NY
	2.129% (SOFR + 1.870%), 11/24/2026 (Callable 11/24/2025) (a)	253,648
	HSBC Holdings PLC
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (Callable 05/24/2026) (a)	176,557
200,000	4.762% (SOFR + 2.530%), 03/29/2033 (Callable 03/29/2032) (a)	180,584
520,000	5.402% (SOFR + 2.870%), 08/11/2033 (Callable 08/11/2032) (a)	508,508
200,000	6.254% (SOFR + 2.390%), 03/09/2034 (Callable 03/09/2033) (a)	204,893
420,000	6.547% (SOFR + 2.980%), 06/20/2034 (Callable 06/20/2033) (a)	418,468
200,000	Intesa Sanpaolo SpA
	6.625%, 06/20/2033 (c)	199,372
	JPMorgan Chase & Co.
105,000	3.782% (3 Month LIBOR USD + 1.599%), 02/01/2028 (Callable 02/01/2027) (a)	99,933
115,000	4.323% (SOFR + 1.560%), 04/26/2028 (Callable 04/26/2027) (a)	110,984
60,000	4.851% (SOFR + 1.990%), 07/25/2028 (Callable 07/25/2027) (a)	59,217
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (Callable 01/23/2028) (a)	73,998
105,000	2.739% (SOFR + 1.510%), 10/15/2030 (Callable 10/15/2029) (a)	90,509
235,000	2.545% (SOFR + 1.180%), 11/08/2032 (Callable 11/08/2031) (a)	192,514
500,000	Manufacturers & Traders Trust Co.
	4.700%, 01/27/2028 (Callable 12/27/2027)	467,736
200,000	NatWest Group PLC
	5.847% (1 Year CMT Rate + 1.350%), 03/02/2027 (Callable 03/02/2026) (a)(e)	197,894
490,000	Societe Generale SA
	6.221% (1 Year CMT Rate + 3.200%), 06/15/2033 (Callable 06/15/2032) (a)(c)	456,392
200,000	Standard Chartered PLC
	7.767% (1 Year CMT Rate + 3.450%), 11/16/2028 (Callable 11/16/2027) (a)(c)	212,370
	Wells Fargo & Co.
75,000	3.000%, 04/22/2026	70,541
135,000	3.000%, 10/23/2026	125,362
210,000	4.808% (SOFR + 1.980%), 07/25/2028 (Callable 07/25/2027) (a)	205,385
100,000	2.879% (TSFR3M + 1.432%), 10/30/2030 (Callable 10/30/2029) (a)	86,413
110,000	3.350% (SOFR + 1.500%), 03/02/2033 (Callable 03/02/2032) (a)	94,150
95,000	4.897% (SOFR + 2.100%), 07/25/2033 (Callable 07/25/2032) (a)	91,199
80,000	5.389% (SOFR + 2.020%), 04/24/2034 (Callable 04/24/2033) (a)	79,492
90,000	5.013% (SOFR + 4.502%), 04/04/2051 (Callable 04/04/2050) (a)	83,788
		7,959,056
	Beverages - 0.06%
105,000	Bacardi, Ltd / Bacardi-Martini BV
	5.400%, 06/15/2033 (Callable 03/15/2033) (c)	104,104
	Biotechnology - 0.55%
110,000	AbbVie, Inc.
	4.250%, 11/21/2049 (Callable 05/21/2049)	94,744
	Amgen, Inc.
95,000	5.150%, 03/02/2028 (Callable 02/02/2028)	94,956
40,000	5.250%, 03/02/2030 (Callable 01/02/2030)	40,093
170,000	5.250%, 03/02/2033 (Callable 12/02/2032)	170,309
85,000	5.750%, 03/02/2063 (Callable 09/02/2062)	86,310
	CSL Finance PLC
85,000	4.050%, 04/27/2029 (Callable 02/27/2029) (c)	80,687
90,000	4.250%, 04/27/2032 (Callable 01/27/2032) (c)	85,222
160,000	Gilead Sciences, Inc.
	1.650%, 10/01/2030 (Callable 07/01/2030)	130,638
135,000	McKesson Corp.
	5.100%, 07/15/2033 (Callable 04/15/2033)	135,447
		918,406
	Capital Markets - 2.31%
	BP Capital Markets America, Inc.
20,000	3.633%, 04/06/2030 (Callable 01/06/2030)	18,594
115,000	2.721%, 01/12/2032 (Callable 10/12/2031)	97,663
125,000	4.812%, 02/13/2033 (Callable 11/13/2032)	123,176
100,000	4.893%, 09/11/2033 (Callable 06/11/2033) (e)	98,938
125,000	2.939%, 06/04/2051 (Callable 12/04/2050)	85,303
45,000	3.379%, 02/08/2061 (Callable 08/08/2060)	32,013
55,000	Intercontinental Exchange, Inc.
	4.350%, 06/15/2029 (Callable 04/15/2029)	53,715
	Morgan Stanley
255,000	2.475% (SOFR + 1.000%), 01/21/2028 (Callable 01/21/2027) (a)	230,251
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (Callable 07/22/2027) (b)	313,890
35,000	5.123% (SOFR + 1.730%), 02/01/2029 (Callable 02/01/2028) (a)	34,531
245,000	5.164% (SOFR + 1.590%), 04/20/2029 (Callable 04/20/2028) (a)	242,124
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (Callable 01/22/2030) (a)	178,647
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (Callable 02/13/2031) (a)	221,042
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (Callable 04/28/2031) (a)	113,218
60,000	2.511% (SOFR + 1.200%), 10/20/2032 (Callable 10/20/2031) (a)	48,480
30,000	5.948% (5 Year CMT Rate + 2.430%), 01/19/2038 (Callable 01/19/2033) (a)	29,614
75,000	The Bank of New York Mellon Corp.
	4.947% (SOFR + 1.026%), 04/26/2027 (Callable 04/26/2026) (a)	74,090
	The Goldman Sachs Group, Inc.
65,000	4.482% (SOFR + 1.725%), 08/23/2028 (Callable 08/23/2027) (a)	62,854
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (Callable 01/27/2031) (a)	55,105
345,000	2.615% (SOFR + 1.281%), 04/22/2032 (Callable 04/22/2031) (a)	282,921
225,000	2.383% (SOFR + 1.248%), 07/21/2032 (Callable 07/21/2031) (a)	180,238
40,000	2.650% (SOFR + 1.264%), 10/21/2032 (Callable 10/21/2031) (a)	32,628
60,000	3.102% (SOFR + 1.410%), 02/24/2033 (Callable 02/24/2032) (a)	50,691
	UBS Group AG
250,000	6.442% (SOFR + 3.700%), 08/11/2028 (Callable 08/11/2027) (a)(c)(e)	251,063
750,000	6.537% (SOFR + 3.920%), 08/12/2033 (Callable 08/12/2032) (a)(c)	767,477
195,000	Willis North America, Inc.
	2.950%, 09/15/2029 (Callable 06/15/2029)	167,845
		3,846,111
	Chemicals - 0.26%
230,000	Celanese US Holdings LLC
	6.165%, 07/15/2027 (Callable 06/15/2027)	229,382
235,000	The Sherwin-Williams Co.
	2.300%, 05/15/2030 (Callable 02/15/2030)	197,387
		426,769
	Consumer Finance - 0.57%
60,000	American Express Co.
	5.043% (SOFR + 1.835%), 05/01/2034 (Callable 05/01/2033) (a)	58,675
150,000	American Tower Corp.
	3.650%, 03/15/2027 (Callable 02/15/2027)	140,560
	Capital One Financial Corp.
30,000	5.468% (SOFR + 2.080%), 02/01/2029 (Callable 02/01/2028) (a)	28,751
50,000	6.312% (SOFR + 2.640%), 06/08/2029 (Callable 06/08/2028) (a)	49,692
60,000	3.273% (SOFR + 1.790%), 03/01/2030 (Callable 03/01/2029) (a)	50,986
390,000	5.247% (SOFR + 2.600%), 07/26/2030 (Callable 07/26/2029) (a)	367,881
90,000	6.377% (SOFR + 2.860%), 06/08/2034 (Callable 06/08/2033) (a)	89,374
	Nasdaq, Inc.
70,000	5.350%, 06/28/2028 (Callable 05/28/2028)	70,134
65,000	5.550%, 02/15/2034 (Callable 11/15/2033)	65,259
25,000	6.100%, 06/28/2063 (Callable 12/28/2062)	25,552
		946,864
	Diversified Consumer Services - 0.08%
	Howard University
100,000	2.901%, 10/01/2031	82,341
75,000	3.476%, 10/01/2041	56,582
		138,923
	Diversified Financial Services - 0.71%
290,000	Athene Global Funding
	2.646%, 10/04/2031 (c)	219,735
300,000	DAE Funding LLC
	1.550%, 08/01/2024 (Callable 07/01/2024) (c)	284,853
340,000	Equitable Financial Life Global Funding
	1.800%, 03/08/2028 (c)	288,120
	National Rural Utilities Cooperative Finance Corp.
185,000	4.150%, 12/15/2032 (Callable 09/15/2032)	171,643
45,000	5.800%, 01/15/2033 (Callable 07/15/2032)	47,067
	Shell International Finance BV
180,000	3.250%, 04/06/2050 (Callable 10/06/2049)	133,854
50,000	3.000%, 11/26/2051 (Callable 05/26/2051)	35,224
		1,180,496
	Diversified Telecommunication Services - 0.65%
	AT&T, Inc.
185,000	2.550%, 12/01/2033 (Callable 09/01/2033)	145,386
140,000	5.400%, 02/15/2034 (Callable 11/15/2033)	140,218
160,000	4.500%, 05/15/2035 (Callable 11/15/2034)	147,104
148,000	3.500%, 09/15/2053 (Callable 03/15/2053)	104,724
91,000	3.550%, 09/15/2055 (Callable 03/15/2055)	63,685
53,000	3.800%, 12/01/2057 (Callable 06/01/2057)	38,346
	Verizon Communications, Inc.
55,000	2.550%, 03/21/2031 (Callable 12/21/2030)	45,903
420,000	2.355%, 03/15/2032 (Callable 12/15/2031) (e)	337,807
85,000	2.650%, 11/20/2040 (Callable 05/20/2040)	59,080
		1,082,253
	Electric Utilities - 4.37%
165,000	Alabama Power Co.
	3.450%, 10/01/2049 (Callable 04/01/2049)	120,918
65,000	Cleco Corporate Holdings LLC
	3.375%, 09/15/2029 (Callable 06/15/2029)	55,237
130,000	Consolidated Edison Co. of New York, Inc.
	3.200%, 12/01/2051 (Callable 06/01/2051)	90,193
	Duke Energy Carolinas LLC
150,000	2.550%, 04/15/2031 (Callable 01/15/2031)	127,318
156,000	5.300%, 02/15/2040	156,723
	Duke Energy Corp.
50,000	2.450%, 06/01/2030 (Callable 03/01/2030)	42,022
474,000	2.550%, 06/15/2031 (Callable 03/15/2031)	390,768
175,000	4.500%, 08/15/2032 (Callable 05/15/2032)	164,787
45,000	5.000%, 08/15/2052 (Callable 02/15/2052)	41,125
55,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043 (Callable 01/15/2043)	52,399
95,000	Duke Energy Ohio, Inc.
	5.250%, 04/01/2033 (Callable 01/01/2033)	95,713
30,000	Eaton Corp.
	4.350%, 05/18/2028 (Callable 04/18/2028)	29,444
40,000	Edison International
	5.250%, 11/15/2028 (Callable 10/15/2028)	38,936
45,000	Evergy Metro, Inc.
	2.250%, 06/01/2030 (Callable 03/01/2030)	37,499
	Evergy, Inc.
80,000	2.450%, 09/15/2024 (Callable 08/15/2024)	76,663
155,000	2.900%, 09/15/2029 (Callable 06/15/2029)	135,352
	Eversource Energy
45,000	4.750%, 05/15/2026	44,120
45,000	5.450%, 03/01/2028 (Callable 02/01/2028)	45,239
285,000	5.125%, 05/15/2033 (Callable 02/15/2033)	280,990
155,000	Exelon Corp.
	5.150%, 03/15/2028 (Callable 02/15/2028)	154,212
60,000	Florida Power & Light Co.
	5.100%, 04/01/2033 (Callable 01/01/2033)	60,882
	Georgia Power Co.
130,000	2.100%, 07/30/2023	129,973
60,000	4.650%, 05/16/2028 (Callable 03/16/2028)	58,759
120,000	4.700%, 05/15/2032 (Callable 02/15/2032)	116,049
150,000	4.950%, 05/17/2033 (Callable 11/17/2032)	148,026
50,000	4.750%, 09/01/2040	45,906
120,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (Callable 02/14/2030) (c)	103,248
65,000	Kentucky Utilities Co.
	5.450%, 04/15/2033 (Callable 01/15/2033)	66,235
65,000	Louisville Gas and Electric Co.
	5.450%, 04/15/2033 (Callable 01/15/2033)	66,225
35,000	National Grid PLC
	5.602%, 06/12/2028 (Callable 05/12/2028)	35,137
	NextEra Energy Capital Holdings, Inc.
30,000	6.051%, 03/01/2025	30,120
305,000	4.625%, 07/15/2027 (Callable 06/15/2027)	298,440
445,000	2.250%, 06/01/2030 (Callable 03/01/2030) (e)	370,481
40,000	5.050%, 02/28/2033 (Callable 11/28/2032)	39,387
125,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048 (Callable 04/01/2048)	110,360
160,000	Ohio Power Co.
	5.000%, 06/01/2033 (Callable 03/01/2033)	157,043
	Pacific Gas and Electric Co.
490,000	5.450%, 06/15/2027 (Callable 05/15/2027)	476,760
65,000	6.100%, 01/15/2029 (Callable 12/15/2028)	63,990
155,000	4.550%, 07/01/2030 (Callable 01/01/2030)	140,302
470,000	2.500%, 02/01/2031 (Callable 11/01/2030)	367,796
120,000	3.250%, 06/01/2031 (Callable 03/01/2031)	97,605
120,000	6.150%, 01/15/2033 (Callable 10/15/2032)	117,281
360,000	6.400%, 06/15/2033 (Callable 03/15/2033)	357,975
140,000	4.950%, 07/01/2050 (Callable 01/01/2050)	110,158
35,000	6.750%, 01/15/2053 (Callable 07/15/2052)	34,428
45,000	PPL Capital Funding, Inc.
	4.125%, 04/15/2030 (Callable 01/15/2030)	41,756
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025 (Callable 02/15/2025)	129,141
45,000	4.100%, 06/15/2030 (Callable 03/15/2030)	41,014
	Southern California Edison Co.
165,000	4.900%, 06/01/2026 (Callable 05/01/2026)	162,890
40,000	5.850%, 11/01/2027 (Callable 10/01/2027)	40,922
70,000	5.300%, 03/01/2028 (Callable 02/01/2028)	70,032
90,000	2.850%, 08/01/2029 (Callable 05/01/2029)	78,686
225,000	2.250%, 06/01/2030 (Callable 03/01/2030)	188,285
110,000	2.750%, 02/01/2032 (Callable 11/01/2031)	92,004
1,000	4.125%, 03/01/2048 (Callable 09/01/2047)	812
45,000	3.650%, 02/01/2050 (Callable 08/01/2049)	33,488
160,000	Southwestern Electric Power Co.
	5.300%, 04/01/2033 (Callable 01/01/2033)	158,009
	The Southern Co.
155,000	4.850%, 06/15/2028 (Callable 04/15/2028)	151,962
35,000	5.200%, 06/15/2033 (Callable 12/15/2032)	34,696
210,000	Virginia Electric and Power Co.
	5.000%, 04/01/2033 (Callable 01/01/2033)	207,601
55,000	Xcel Energy, Inc.
	4.600%, 06/01/2032 (Callable 12/01/2031)	51,950
		7,265,472
	Electrical Equipment - 0.21%
	Regal Rexnord Corp.
250,000	6.050%, 04/15/2028 (Callable 03/15/2028) (c)	247,821
100,000	6.300%, 02/15/2030 (Callable 12/15/2029) (c)	99,725
		347,546
	Electronic Equipment, Instruments & Components - 0.15%
	CDW LLC / CDW Finance Corp.
60,000	2.670%, 12/01/2026 (Callable 11/01/2026)	53,907
55,000	3.569%, 12/01/2031 (Callable 09/01/2031)	46,489
150,000	Microchip Technology, Inc.
	2.670%, 09/01/2023	149,390
		249,786
	Energy Equipment & Services - 0.14%
99,000	Schlumberger Holdings Corp.
	4.300%, 05/01/2029 (Callable 02/01/2029) (c)	94,351
140,000	Schlumberger Investment SA
	4.850%, 05/15/2033 (Callable 02/15/2033)	137,660
		232,011
	Equity Real Estate Investment Trusts (REITs) - 0.35%
	Crown Castle, Inc.
100,000	3.800%, 02/15/2028 (Callable 11/15/2027)	93,281
225,000	4.800%, 09/01/2028 (Callable 08/01/2028)	218,414
	VICI Properties LP
125,000	4.950%, 02/15/2030 (Callable 12/15/2029)	117,373
170,000	5.125%, 05/15/2032 (Callable 02/15/2032)	159,220
		588,288
	Food Products - 0.35%
	Cargill, Inc.
165,000	2.125%, 11/10/2031 (Callable 08/10/2031) (c)	132,723
105,000	4.000%, 06/22/2032 (Callable 03/22/2032) (c)	97,132
90,000	4.750%, 04/24/2033 (Callable 01/24/2033) (c)	88,729
230,000	Conagra Brands, Inc.
	4.850%, 11/01/2028 (Callable 08/01/2028)	224,374
45,000	General Mills, Inc.
	4.950%, 03/29/2033 (Callable 12/29/2032)	44,575
		587,533
	Health Care Equipment & Supplies - 0.24%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (Callable 07/23/2026) (c)	183,722
	GE HealthCare Technologies, Inc.
100,000	5.857%, 03/15/2030 (Callable 01/15/2030)	102,665
105,000	5.905%, 11/22/2032 (Callable 08/22/2032)	109,788
		396,175
	Health Care Providers & Services - 0.76%
120,000	Cigna Group
	5.400%, 03/15/2033 (Callable 12/15/2032)	122,150
70,000	CommonSpirit Health
	2.760%, 10/01/2024 (Callable 07/01/2024)	67,395
	CVS Health Corp.
120,000	5.125%, 02/21/2030 (Callable 12/21/2029)	119,191
55,000	5.250%, 02/21/2033 (Callable 11/21/2032)	54,787
100,000	4.125%, 04/01/2040 (Callable 10/01/2039)	83,985
	HUMANA, Inc.
165,000	3.700%, 03/23/2029 (Callable 02/23/2029)	151,122
60,000	5.875%, 03/01/2033 (Callable 12/01/2032)	62,317
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041 (Callable 12/01/2040)	51,398
70,000	3.002%, 06/01/2051 (Callable 12/01/2050)	48,998
15,000	Sutter Health
	3.361%, 08/15/2050 (Callable 02/15/2050)	10,769
	UnitedHealth Group, Inc.
85,000	5.300%, 02/15/2030 (Callable 12/15/2029)	87,115
100,000	4.200%, 05/15/2032 (Callable 02/15/2032)	95,467
145,000	5.350%, 02/15/2033 (Callable 11/15/2032)	150,758
10,000	3.500%, 08/15/2039 (Callable 02/15/2039)	8,384
80,000	5.875%, 02/15/2053 (Callable 08/15/2052)	88,648
30,000	4.950%, 05/15/2062 (Callable 11/15/2061)	28,834
25,000	6.050%, 02/15/2063 (Callable 08/15/2062)	28,239
		1,259,557
	Hotels, Restaurants & Leisure - 0.06%
105,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029 (Callable 10/15/2028)	100,086
	Industrial Conglomerates - 0.05%
90,000	NXP BV / NXP Funding LLC / NXP USA, Inc.
	4.300%, 06/18/2029 (Callable 03/18/2029)	84,820
	Insurance - 0.62%
	Aon Corp / Aon Global Holdings PLC
45,000	5.350%, 02/28/2033 (Callable 11/28/2032)	45,353
70,000	3.900%, 02/28/2052 (Callable 08/28/2051)	54,971
190,000	Brighthouse Financial Global Funding
	1.750%, 01/13/2025 (c)	177,294
150,000	Corebridge Financial, Inc.
	3.850%, 04/05/2029 (Callable 02/05/2029)	135,076
90,000	Marsh & McLennan Cos, Inc.
	4.750%, 03/15/2039 (Callable 09/15/2038)	84,831
70,000	4.050%, 10/15/2023 (Callable 07/31/2023)	69,364
360,000	Metropolitan Life Global Funding I
	2.400%, 01/11/2032 (c)	294,201
130,000	Principal Financial Group, Inc.
	5.375%, 03/15/2033 (Callable 12/15/2032)	128,866
45,000	Progressive Corp.
	4.950%, 06/15/2033	44,500
		1,034,456
	Internet & Direct Marketing Retail - 0.25%
	Amazon.com, Inc.
70,000	3.875%, 08/22/2037 (Callable 02/22/2037)	63,938
100,000	4.100%, 04/13/2062 (Callable 10/13/2061)	86,059
265,000	Meta Platforms, Inc.
	4.950%, 05/15/2033 (Callable 02/15/2033)	264,792
		414,789
	Machinery - 0.13%
245,000	Otis Worldwide Corp.
	2.565%, 02/15/2030 (Callable 11/15/2029)	211,330
	Media - 1.75%
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	2.250%, 01/15/2029 (Callable 11/15/2028)	174,066
29,000	3.500%, 03/01/2042 (Callable 09/01/2041)	19,395
150,000	5.375%, 05/01/2047 (Callable 11/01/2046)	124,157
55,000	5.750%, 04/01/2048 (Callable 10/01/2047)	47,088
75,000	5.125%, 07/01/2049 (Callable 01/01/2049)	58,996
160,000	4.800%, 03/01/2050 (Callable 09/01/2049)	120,712
45,000	3.700%, 04/01/2051 (Callable 10/01/2050)	28,429
170,000	3.900%, 06/01/2052 (Callable 12/01/2051)	111,366
70,000	4.400%, 12/01/2061 (Callable 06/01/2061)	47,255
	Comcast Corp.
225,000	4.800%, 05/15/2033 (Callable 02/15/2033)	222,656
35,000	3.200%, 07/15/2036 (Callable 01/15/2036)	28,724
255,000	3.750%, 04/01/2040 (Callable 10/01/2039)	214,669
75,000	2.937%, 11/01/2056 (Callable 05/01/2056) (e)	48,815
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (Callable 06/15/2024) (c)	97,639
120,000	2.600%, 06/15/2031 (Callable 03/15/2031) (c)	97,970
	Discovery Communications LLC
18,000	4.125%, 05/15/2029 (Callable 02/15/2029)	16,431
70,000	3.625%, 05/15/2030 (Callable 02/15/2030)	61,457
179,000	5.200%, 09/20/2047 (Callable 03/20/2047)	146,496
103,000	5.300%, 05/15/2049 (Callable 11/15/2048)	85,422
75,000	4.650%, 05/15/2050 (Callable 11/15/2049)	57,127
	Paramount Global
45,000	4.200%, 06/01/2029 (Callable 03/01/2029)	40,147
15,000	4.950%, 01/15/2031 (Callable 10/15/2030)	13,518
295,000	4.200%, 05/19/2032 (Callable 02/19/2032) (e)	247,202
130,000	4.375%, 03/15/2043	91,903
40,000	5.850%, 09/01/2043 (Callable 03/01/2043)	34,201
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041 (Callable 03/01/2041)	24,944
50,000	4.500%, 09/15/2042 (Callable 03/15/2042)	37,360
	Warnermedia Holdings, Inc.
210,000	4.279%, 03/15/2032 (Callable 12/15/2031) (e)	186,371
515,000	5.141%, 03/15/2052 (Callable 09/15/2051)	419,146
		2,903,662
	Metals & Mining - 0.25%
205,000	Anglo American Capital PLC
	3.875%, 03/16/2029 (Callable 01/16/2029) (c)	186,464
120,000	BHP Billiton Finance USA Ltd.
	4.900%, 02/28/2033 (Callable 11/28/2032)	119,525
110,000	Glencore Funding LLC
	5.700%, 05/08/2033 (Callable 02/08/2033) (c)	109,158
		415,147
	Multi Utilities - 0.74%
80,000	Berkshire Hathaway Energy Co.
65,000	6.125%, 04/01/2036	67,802
	4.600%, 05/01/2053 (Callable 11/01/2052)	68,550
	Dominion Energy, Inc.
79,000	3.375%, 04/01/2030 (Callable 01/01/2030)	70,705
341,000	5.375%, 11/15/2032 (Callable 08/15/2032)	341,958
10,000	6.300%, 03/15/2033	10,637
	NiSource, Inc.
474,000	3.600%, 05/01/2030 (Callable 02/01/2030)	427,268
110,000	5.400%, 06/30/2033 (Callable 03/30/2033)	110,135
150,000	Sempra Energy
	3.400%, 02/01/2028 (Callable 11/01/2027)	138,139
		1,235,194
	Oil, Gas & Consumable Fuels - 2.61%
80,000	Amerada Hess Corp.
	7.875%, 10/01/2029	88,266
50,000	Boston Gas Co.
	3.757%, 03/16/2032 (Callable 12/16/2031) (c)	43,952
70,000	Cheniere Energy Partners LP
	5.950%, 06/30/2033 (Callable 12/30/2032) (c)	70,381
80,000	ConocoPhillips Co.
	3.800%, 03/15/2052 (Callable 09/15/2051)	64,788
215,000	Diamondback Energy, Inc.
	6.250%, 03/15/2033 (Callable 12/15/2032) (e)	222,421
	Enbridge, Inc.
270,000	5.700%, 03/08/2033 (Callable 12/08/2032) (e)	273,612
55,000	2.500%, 08/01/2033 (Callable 05/01/2033)	42,981
	Energy Transfer LP
65,000	5.550%, 02/15/2028 (Callable 01/15/2028)	64,882
45,000	5.250%, 04/15/2029 (Callable 01/15/2029)	43,946
115,000	6.250%, 04/15/2049 (Callable 10/15/2048)	112,160
	Enterprise Products Operating LLC
50,000	2.800%, 01/31/2030 (Callable 10/31/2029)	43,800
100,000	5.350%, 01/31/2033 (Callable 10/31/2032) (e)	101,690
	Equinor ASA
95,000	3.625%, 04/06/2040 (Callable 10/06/2039)	79,713
70,000	3.700%, 04/06/2050 (Callable 10/06/2049)	56,879
145,000	Exxon Mobil Corp.
	4.227%, 03/19/2040 (Callable 09/19/2039)	133,552
189,970	Galaxy Pipeline Assets Bidco, Ltd.
	2.940%, 09/30/2040 (c)	152,869
200,000	Greensaif Pipelines Bidco Sarl
	6.129%, 02/23/2038 (c)	204,413
70,000	Hess Corp.
	7.300%, 08/15/2031	76,774
100,000	KeySpan Gas East Corp.
	5.994%, 03/06/2033 (Callable 12/06/2032) (c)	100,828
	MPLX LP
70,000	2.650%, 08/15/2030 (Callable 05/15/2030)	58,574
35,000	4.950%, 09/01/2032 (Callable 06/01/2032)	33,430
70,000	5.200%, 03/01/2047 (Callable 09/01/2046)	61,425
10,000	4.950%, 03/14/2052 (Callable 09/14/2051)	8,481
	ONEOK, Inc.
45,000	4.350%, 03/15/2029 (Callable 12/15/2028)	41,884
65,000	3.100%, 03/15/2030 (Callable 12/15/2029)	55,850
30,000	6.100%, 11/15/2032 (Callable 08/15/2032)	30,518
50,000	5.200%, 07/15/2048 (Callable 01/15/2048)	42,647
	Ovintiv, Inc.
30,000	5.650%, 05/15/2028 (Callable 04/15/2028)	29,404
45,000	7.375%, 11/01/2031	48,269
115,000	6.250%, 07/15/2033 (Callable 04/15/2033)	113,468
	Phillips 66 Co.
75,000	4.950%, 12/01/2027 (Callable 11/01/2027)	74,375
30,000	5.300%, 06/30/2033 (Callable 03/30/2033)	29,918
60,000	Pioneer Natural Resources Co.
	5.100%, 03/29/2026	59,635
	Plains All American Pipeline LP / PAA Finance Corp.
45,000	3.550%, 12/15/2029 (Callable 09/15/2029)	39,487
80,000	3.800%, 09/15/2030 (Callable 06/15/2030)	71,015
55,000	Sabine Pass Liquefaction LLC
	4.500%, 05/15/2030 (Callable 11/15/2029)	52,318
	Southern California Gas Co.
300,000	5.200%, 06/01/2033 (Callable 03/01/2033)	296,696
50,000	5.750%, 06/01/2053 (Callable 12/01/2052)	50,527
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023 (Callable 08/01/2023)	9,917
5,000	Sunoco Logistics Partners Operations LP
	5.300%, 04/01/2044 (Callable 10/01/2043)	4,333
	Targa Resources Corp.
95,000	6.125%, 03/15/2033 (Callable 12/15/2032)	97,093
20,000	6.250%, 07/01/2052 (Callable 01/01/2052)	19,515
280,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
	4.000%, 01/15/2032 (Callable 07/15/2026)	242,291
245,000	The Brooklyn Union Gas Co.
	4.866%, 08/05/2032 (Callable 05/05/2032) (c)	229,998
	The Williams Companies, Inc.
95,000	2.600%, 03/15/2031 (Callable 12/15/2030)	78,721
155,000	4.650%, 08/15/2032 (Callable 05/15/2032)	146,815
120,000	5.650%, 03/15/2033 (Callable 12/15/2032)	121,585
170,000	TransCanada PipeLines Ltd.
70,000	4.100%, 04/15/2030 (Callable 01/15/2030)	65,066
	2.500%, 10/12/2031 (Callable 07/12/2031)	137,148
25,000	Transcontinental Gas Pipe Line Co., LLC
	3.250%, 05/15/2030 (Callable 02/15/2030)	22,242
		4,350,552
	Personal Products - 0.34%
	Estee Lauder Cos, Inc.
130,000	4.375%, 05/15/2028 (Callable 04/15/2028)	128,076
70,000	4.650%, 05/15/2033 (Callable 02/15/2033)	68,827
295,000	Haleon US Capital LLC
	3.375%, 03/24/2029 (Callable 01/24/2029)	268,142
105,000	Kenvue, Inc.
	5.100%, 03/22/2043 (Callable 09/22/2042) (c)	106,598
		571,643
	Pharmaceuticals - 0.25%
	Royalty Pharma PLC
190,000	1.750%, 09/02/2027 (Callable 07/02/2027)	163,004
260,000	2.200%, 09/02/2030 (Callable 06/02/2030)	209,075
15,000	2.150%, 09/02/2031 (Callable 06/02/2031)	11,761
60,000	3.350%, 09/02/2051 (Callable 03/02/2051)	38,543
		422,383
	Semiconductors & Semiconductor Equipment - 0.30%
	Broadcom, Inc.
185,000	3.187%, 11/15/2036 (Callable 08/15/2036) (c)	139,821
11,000	4.926%, 05/15/2037 (Callable 02/15/203)) (c)	9,959
	Intel Corp.
40,000	5.700%, 02/10/2053 (Callable 08/10/2052)	40,723
160,000	5.050%, 08/05/2062 (Callable 02/05/2062)	147,389
25,000	5.900%, 02/10/2063 (Callable 08/10/2062)	25,767
30,000	Marvell Technology, Inc.
	2.450%, 04/15/2028 (Callable 02/15/2028)	26,210
125,000	NVIDIA Corp.
	3.500%, 04/01/2040 (Callable 10/01/2039)	106,813
		496,682
	Software - 0.50%
	Oracle Corp.
55,000	2.300%, 03/25/2028 (Callable 01/25/2028)	48,552
160,000	6.150%, 11/09/2029 (Callable 09/09/2029)	166,697
50,000	2.950%, 04/01/2030 (Callable 01/01/2030)	43,636
185,000	4.300%, 07/08/2034 (Callable 01/08/2034)	167,592
25,000	3.900%, 05/15/2035 (Callable 11/15/2034)	21,554
50,000	3.800%, 11/15/2037 (Callable 05/15/2037)	40,896
212,000	3.600%, 04/01/2040 (Callable 10/01/2039)	163,852
187,000	3.600%, 04/01/2050 (Callable 10/01/2049)	133,512
65,000	4.100%, 03/25/2061 (Callable 09/25/2060)	47,939
		834,230
	Specialty Retail - 0.28%
	Lowe’s Cos, Inc.
30,000	3.750%, 04/01/2032 (Callable 01/01/2032)	27,151
5,000	5.625%, 04/15/2053 (Callable 10/15/2052)	4,994
215,000	O’Reilly Automotive, Inc.
	4.700%, 06/15/2032 (Callable 03/15/2032)	207,095
155,000	Penske Truck Leasing Co. LP / PTL Finance Corp.
	4.400%, 07/01/2027 (Callable 06/01/2027) (c)	146,389
80,000	6.200%, 06/15/2030 (Callable 04/15/2030) (c)	80,265
		465,894
	Tobacco - 0.51%
	Philip Morris International, Inc.
120,000	5.125%, 11/17/2027 (Callable 10/17/2027)	120,424
250,000	4.875%, 02/15/2028 (Callable 01/15/2028)	246,319
80,000	5.625%, 11/17/2029 (Callable 09/17/2029)	81,549
220,000	5.125%, 02/15/2030 (Callable 12/15/2029)	217,515
190,000	5.375%, 02/15/2033 (Callable 11/15/2032)	189,611
		855,418
	Wireless Telecommunication Services - 0.26%
	Rogers Communications, Inc.
65,000	3.800%, 03/15/2032 (Callable 12/15/2031) (c)	56,827
50,000	4.550%, 03/15/2052 (Callable 09/15/2051) (c)	40,181
	T-Mobile USA, Inc.
65,000	2.050%, 02/15/2028 (Callable 12/15/2027)	56,378
180,000	3.875%, 04/15/2030 (Callable 01/15/2030)	165,921
110,000	5.050%, 07/15/2033 (Callable 04/15/2033)	107,970
		427,277
	Total Corporate Obligations (Cost $46,223,551)	42,797,143

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.76%
	Bermuda Government International Bond
200,000	2.375%, 08/20/2030 (Callable 05/20/2030)	167,744
200,000	5.000%, 07/15/2032 (Callable 04/15/2032) (c)	195,500
210,000	Hungary Government International Bond
	5.250%, 06/16/2029 (c)	204,770
246,000	Romanian Government International Bond
	3.000%, 02/27/2027 (c)	223,288
338,000	3.000%, 02/14/2031	280,995
200,000	Saudi Government International Bond
	5.000%, 01/18/2053 (c)	185,549
	Total Foreign Government Debt Obligations (Cost $1,397,800)	1,257,846

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 38.24%
	Federal Home Loan Mortgage Corp.
26	Pool #D9-6291 4.500%, 09/01/2023	26
825	Pool #G1-3624 5.000%, 08/01/2024	821
82,000	Series K-068, 3.244%, 08/25/2027 (Callable 10/25/2027)	77,535
333,339	Series K-110, 1.813%, 04/25/2030 (Callable 02/25/2030) (b)(j)	29,063
1,319,503	Series K-111, 1.680%, 05/25/2030 (Callable 04/25/2030) (b)(j)	111,014
930,103	Series K-114, 1.211%, 06/25/2030 (Callable 03/25/2030) (b)(j)	57,342
298,309	Series K-122, 0.971%, 11/25/2030 (Callable 08/25/2030) (b)(j)	14,827
49,357	Series 2329, 6.500%, 06/15/2031	49,742
27,151	Series 2338, 6.500%, 07/15/2031	27,976
21,266	Pool #78-0447 5.100% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.366% Cap), 04/01/2033 (a)	21,291
44	Pool #A4-3129 5.500%, 02/01/2036	43
3,300,000	Pool #TBA 1.500%, 02/25/2036 (h)	2,851,020
24,628	Series 4216, 1.700%, 10/15/2039	23,832
4,405,000	Pool #TBA 5.500%, 07/01/2040 (h)	4,385,900
2,000,000	Pool #TBA 4.000%, 07/01/2040	1,876,953
28,122	Series 3883, 3.000%, 05/15/2041	26,068
107,879	Pool #U9-0688 4.000%, 05/01/2042	103,714
190,370	Pool #Q4-9389 3.500%, 07/01/2047	176,389
165,135	Pool #Q5-2093 3.500%, 11/01/2047	152,713
50,000	Pool #TBA 2.500%, 07/01/2050 (h)	42,395
1,150,000	Pool #TBA 2.000%, 07/15/2050 (h)	938,508
371,642	Series 5170, 2.000%, 07/25/2050	310,296
1,690,440	Pool #SD-8123 3.000%, 01/01/2051	1,491,880
1,845,303	Pool #QC-8858 2.500%, 10/01/2051	1,583,691
4,833,136	Pool #QD-4104 2.000%, 01/01/2052	3,946,851
146,251	Pool #QE-0827 2.000%, 04/01/2052	119,604
1,087,181	Pool #SD-8246 5.000%, 09/01/2052	1,067,256
	Federal National Mortgage Association
93,965	Pool #AJ8325 3.000%, 12/01/2026	90,723
430	Pool #544859 4.268% (11th District Cost of Funds Index + 1.695%, 1.695% Floor, 13.695% Cap), 08/01/2029 (a)	425
711,983	Series K-104, 1.246%, 01/25/2030 (Callable 04/25/2030) (b)(j)	40,821
17,550	Pool #BC4938 2.500%, 04/01/2031	16,324
38,739	Pool #786848 7.000%, 10/01/2031	39,213
1,296	Pool #727181 5.000%, 08/01/2033	1,307
624	Pool #730727 5.000%, 08/01/2033	629
194	Pool #741862 5.500%, 09/01/2033	199
228	Pool #766197 5.500%, 02/01/2034	231
53	Pool #776974 5.500%, 04/01/2034	54
29,886	Pool #888504 5.006% (1 Year CMT Rate + 2.006%, 2.006% Floor, 9.222% Cap), 04/01/2034 (a)	29,714
105,294	Pool #MA1870 4.500%, 04/01/2034	103,348
2,335	Pool #775776 5.500%, 05/01/2034	2,373
1,400,883	Series 2019-M21, 1.283%, 06/25/2034 (b)(j)	100,064
76,215	Pool #802783 3.862% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.271% Cap), 10/01/2034 (a)	75,002
1,699	Pool #781629 5.500%, 12/01/2034	1,742
1,519	Pool #822815 5.500%, 04/01/2035	1,527
2,295	Pool #357850 5.500%, 07/01/2035	2,353
1,642	Pool #820242 5.000%, 07/01/2035	1,655
273	Pool #838452 5.500%, 09/01/2035	273
1,762	Pool #865854 6.000%, 03/01/2036	1,826
2,368	Pool #891474 6.000%, 04/01/2036	2,458
1,308	Pool #906000 6.000%, 01/01/2037	1,356
24	Pool #928062 5.500%, 02/01/2037	24
26	Pool #899119 5.500%, 04/01/2037	25
144,176	Pool #AS9772 3.500%, 06/01/2037	136,543
61	Pool #970131 5.500%, 03/01/2038	62
39	Pool #985108 5.500%, 07/01/2038	40
45	Pool #964930 5.500%, 08/01/2038	45
23	Pool #987032 5.500%, 08/01/2038	23
20	Pool #968371 5.500%, 09/01/2038	20
15	Pool #993050 5.500%, 12/01/2038	15
6,558	Pool #993579 4.000%, 05/01/2039	6,271
1,129	Pool #AA5840 4.000%, 06/01/2039	1,086
24,946	Pool #AA8715 4.000%, 06/01/2039	23,999
67,807	Pool #AD0586 4.500%, 12/01/2039	67,027
151,897	Pool #AD4062 5.000%, 05/01/2040	153,148
126,858	Pool #AD6929 5.000%, 06/01/2040	127,905
3,300	Pool #AD9896 4.000%, 08/01/2040	3,175
4,029	Pool #AB1500 4.000%, 09/01/2040	3,876
3,878	Pool #AD9856 4.000%, 09/01/2040	3,731
1,878	Pool #AE2559 4.000%, 09/01/2040	1,807
677	Pool #AE2562 4.000%, 09/01/2040	651
469	Pool #AE2566 4.000%, 09/01/2040	451
7,311	Pool #AE4124 4.000%, 10/01/2040	7,034
3,999	Pool #AE4888 4.000%, 10/01/2040	3,848
5,359	Pool #AE3916 4.000%, 11/01/2040	5,156
775	Pool #AE5147 4.000%, 11/01/2040	745
9,315	Pool #AE8715 4.000%, 11/01/2040	8,962
1,359	Pool #AH0006 4.000%, 12/01/2040	1,308
4,485	Pool #AH0020 4.000%, 12/01/2040	4,315
5,691	Pool #AH0599 4.000%, 12/01/2040	5,475
1,496	Pool #AH0601 4.000%, 12/01/2040	1,440
4,431	Pool #AH1263 4.000%, 01/01/2041	4,263
20,879	Pool #AL5233 4.000%, 01/01/2041	20,087
1,215	Pool #AH4659 4.000%, 02/01/2041	1,169
21,619	Pool #AH5653 4.000%, 02/01/2041	20,798
31,381	Pool #AL0934 5.000%, 02/01/2041	31,640
51,599	Pool #AD1889 4.500%, 03/01/2041	51,005
3,772	Pool #AH6150 4.000%, 03/01/2041	3,629
29,418	Pool #AL0215 4.500%, 04/01/2041	29,079
24,933	Pool #AL0187 5.000%, 05/01/2041	25,139
4,598	Pool #AL0456 5.000%, 06/01/2041	4,636
3,300,000	Pool #TBA 5.000%, 07/15/2041 (h)	3,235,289
20,322	Pool #AI8842 4.500%, 08/01/2041	20,088
15,585	Pool #AL0815 4.000%, 09/01/2041	15,133
17,528	Series 2012-21, 2.000%, 09/25/2041	15,748
7,455	Pool #AJ1562 4.000%, 10/01/2041	7,240
3,441	Pool #AJ1972 4.000%, 10/01/2041	3,310
193,416	Pool #AJ2212 4.500%, 10/01/2041	191,189
8,245	Pool #AJ4756 4.000%, 10/01/2041	8,007
6,502	Pool #AJ3330 4.000%, 11/01/2041	6,313
5,985	Pool #AJ4549 4.000%, 11/01/2041	5,812
5,957	Pool #AJ4698 4.000%, 11/01/2041	5,785
11,023	Pool #AJ5424 4.000%, 11/01/2041	10,704
3,575	Pool #AJ7840 4.000%, 11/01/2041	3,460
6,915	Pool #AB3995 4.000%, 12/01/2041	6,714
6,368	Pool #AI0848 4.000%, 12/01/2041	6,183
5,314	Pool #AJ4187 4.000%, 12/01/2041	5,161
6,230	Pool #AJ5736 4.000%, 12/01/2041	6,049
3,364	Pool #AJ5968 4.000%, 12/01/2041	3,236
6,144	Pool #AJ6061 4.000%, 12/01/2041	5,967
6,012	Pool #AJ7868 4.000%, 12/01/2041	5,838
10,764	Pool #AJ8104 4.000%, 12/01/2041	10,452
8,534	Pool #AJ8109 4.000%, 12/01/2041	8,287
4,159	Pool #AJ8171 4.000%, 12/01/2041	4,025
9,202	Pool #AJ8341 4.000%, 12/01/2041	8,936
13,820	Pool #AJ8436 4.000%, 12/01/2041	13,420
5,074	Pool #AJ8912 4.000%, 12/01/2041	4,927
5,512	Pool #AJ9248 4.000%, 12/01/2041	5,352
29,767	Series 2012-18, 2.000%, 12/25/2041	26,509
515,000	Series 2022-90, 4.500%, 12/25/2041	505,630
3,955	Pool #AJ2446 4.000%, 01/01/2042	3,805
9,730	Pool #AJ7538 4.000%, 01/01/2042	9,448
2,668	Pool #AJ8001 4.000%, 01/01/2042	2,566
7,127	Pool #AJ8369 4.000%, 01/01/2042	6,920
7,985	Pool #AJ9162 4.000%, 01/01/2042	7,754
42,045	Pool #AJ9330 4.000%, 01/01/2042	40,829
2,685	Pool #AJ9779 4.000%, 01/01/2042	2,607
6,663	Pool #AK0170 4.000%, 01/01/2042	6,470
15,933	Pool #AK0543 4.000%, 01/01/2042	15,472
7,270	Pool #AK0563 4.000%, 01/01/2042	7,059
12,106	Pool #AK1827 4.000%, 01/01/2042	11,756
98,271	Pool #AL2752 5.000%, 03/01/2042	99,081
26,726	Series 2012-52, 3.500%, 05/25/2042	25,245
17,605	Pool #AB5529 4.000%, 07/01/2042	16,910
57,278	Pool #AB6228 3.500%, 09/01/2042	53,674
54,993	Series 415, 3.000%, 11/01/2042	50,425
362,945	Series 2012-120 ZB, 3.500%, 11/25/2042	331,526
104,629	Series 4961, 2.500%, 12/15/2042	93,390
161,031	Pool #AQ9316 2.500%, 01/01/2043	139,106
36,459	Series 2015-48, 3.000%, 02/25/2043	34,246
425,099	Pool #AT2720 3.000%, 05/01/2043	384,168
259,815	Pool #AT5900 3.000%, 06/01/2043	234,797
28,483	Series 2013-77, 1.700%, 06/25/2043	27,080
163,847	Pool #AU1625 3.500%, 07/01/2043	152,930
28,011	Series 2017-26, 3.500%, 07/25/2044	26,955
179,316	Pool #AS5469 4.000%, 07/01/2045	171,485
250,906	Pool #AZ0832 4.000%, 07/01/2045	240,104
32,590	Pool #AS5597 3.500%, 08/01/2045	30,337
23,421	Series 2016-38, 3.000%, 01/25/2046	21,333
42,852	Series 2016-11, 2.500%, 03/25/2046	38,652
128,971	Pool #AS7170 3.500%, 05/01/2046	119,825
120,859	Pool #AS7242 3.500%, 05/01/2046	112,216
227,683	Pool #BC9468 3.000%, 06/01/2046	204,914
87,758	Pool #AS7492 4.000%, 07/01/2046	83,846
161,042	Pool #AS8947 3.500%, 03/01/2047	149,143
217,000	Series 2017-16, 3.000%, 03/25/2047	186,455
17,616	Series 2017-34, 3.000%, 05/25/2047	16,488
20,424	Pool #MA3038 4.500%, 06/01/2047	20,063
1,312,242	Pool #CA0858 3.500%, 12/01/2047	1,212,161
60,331	Series 2018-23, 3.500%, 04/25/2048	56,628
381,608	Pool #BN5279 4.000%, 02/01/2049	365,170
62,240	Series 2019-07, 3.500%, 03/25/2049	58,170
79,593	Series 2019-14, 3.500%, 04/25/2049	74,600
67,857	Series 2019-45, 3.000%, 08/25/2049	61,128
2,009,697	Pool #MA4307 3.000%, 04/01/2051	1,777,685
1,874,230	Pool #FM7678 2.500%, 06/01/2051	1,602,262
359,266	Pool #BT7155 2.000%, 08/01/2051	294,750
1,904,843	Pool #FS1108 2.500%, 09/01/2051	1,626,206
1,903,957	Pool #FM9491 2.500%, 11/01/2051	1,618,036
428,116	Pool #FS1069 2.000%, 12/01/2051	350,362
782,783	Pool #BV1380 2.000%, 01/01/2052	640,366
244,392	Pool #BT2317 2.000%, 03/01/2052	199,811
868,948	Pool #BV2993 2.000%, 04/01/2052	710,910
143,488	Pool #FS1598 2.000%, 04/01/2052	117,269
2,343,812	Pool #MA4577 2.000%, 04/01/2052	1,914,990
175,838	Pool #BV9804 2.000%, 05/01/2052	143,816
11,118,000	Pool #TBA 4.500%, 07/15/2052 (h)	10,693,692
1,086,382	Pool #MA4761 5.000%, 09/01/2052	1,066,471
32,464	Series 2017-35, 3.500%, 04/25/2053	31,317
35,519	Series 2017-84, 3.500%, 04/25/2053	33,936
32,223	Series 2017-49, 4.000%, 07/25/2053	31,235
44,582	Series 2018-70, 3.500%, 10/25/2056	42,280
73,087	Series 2019-12, 3.500%, 11/25/2057	68,297
191,785	Series 2020-1, 3.500%, 08/25/2058	178,874
	Freddie Mac Structured Agency Credit Risk Debt Notes
30,172	Series 2022-HAQ2, 7.717% (SOFR30A + 2.650%, 0.000% Floor), 07/25/2042 (Callable 07/25/2027) (a)(c)	30,692
130,000	Series 2023-HAQ2 FLT, 7.067% (SOFR30A + 2.000%, 0.000% Floor), 06/25/2043 (Callable 06/25/2028) (a)(c)	130,569
	Government National Mortgage Association
22,158	Pool #614436 5.000%, 8/15/2033	5,397
103,708	Pool #736686 5.000%, 2/15/2039	10,811
95,949	Pool #723248 5.000%, 10/15/2039	276,278
13,712	Series 2015-56, 1.500%, 04/16/2040	13,509
10,771	Pool #783403 3.500%, 9/15/2041	97,908
31,496	Series 2013-37, 2.000%, 01/20/2042	29,448
2,250,000	Pool #TBA 4.000%, 07/15/2042 (h)	2,129,150
4,313	Series 2015-151, 1.700%, 10/20/2045	4,278
2,100,000	Pool #TBA 2.500%, 07/01/2050 (h)	1,818,305
2,700,000	Pool #TBA 2.000%, 10/20/2050 (h)	2,268,844
3,300,000	Pool #MA4778 3.500%, 10/20/2047	110,813
2,499,998	Pool #MA4587 4.000%, 7/20/2047	21,282
11,118,000	Pool #MA4652 3.500%, 8/20/2047	59,412
63,524	Pool #MA4779 4.000%, 10/20/2047	79,983
1,249,998	Pool #MA4780 4.500%, 10/20/2047	94,149
83,284	Pool #MA7650 3.000%, 10/20/2051	2,243,327
118,308	Pool #MA8199 3.500%, 8/20/2052	1,154,586
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $65,945,799)	63,643,026

	MUNICIPAL DEBT OBLIGATIONS - 1.90%
	California, GO,
30,000	7.550%, 04/01/2039	37,869
60,000	7.300%, 10/01/2039	72,580
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	Series B, 6.899%, 12/01/2040	119,195
20,000	Chicago Transit Authority Sales Tax Receipts Fund
	3.912%, 12/01/2040	17,540
270,000	Commonwealth of Massachusetts
	4.110%, 07/15/2031	262,334
	County of Riverside CA
345,000	2.963%, 02/15/2027	322,005
345,000	3.070%, 02/15/2028	319,285
155,000	Dallas Fort Worth International Airport
	Series A, 4.507%, 11/01/2051 (Callable 11/01/2032)	144,679
125,000	District of Columbia
	3.432%, 04/01/2042	99,517
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049	233,201
100,000	5.000%, 11/15/2050 (Callable 05/15/2030)	103,635
60,000	New York State Thruway Authority - Class M
	2.900%, 01/01/2035	50,833
300,000	New York Transportation Development Corp.
	4.248%, 09/01/2035	292,085
355,000	Philadelphia Authority for Industrial Development
	6.550%, 10/15/2028	375,286
215,000	Port Authority of New York & New Jersey
	1.086%, 07/01/2023	215,000
250,000	State Board of Administration Finance Corp.
	1.258%, 07/01/2025	230,902
225,000	Texas Natural Gas Securitization Finance Corp.
	5.102%, 04/01/2035	226,042
35,000	University of California Medical Center, Series H Revenue Bond,
	6.548%, 05/15/2048	40,925
	Total Municipal Debt Obligations (Cost $3,390,130)	3,162,913

	U.S. TREASURY OBLIGATIONS - 24.76%
	U.S. Treasury Bonds - 15.11%
1,675,036	0.750%, 07/15/2028 (f)	1,587,270
1,577,340	0.250%, 07/15/2029 (f)	1,440,393
106,488	0.125%, 07/15/2030 (f)	95,470
2,190,000	3.375%, 08/15/2042	1,985,586
2,820,000	3.125%, 02/15/2043	2,456,870
1,225,000	3.875%, 02/15/2043	1,192,652
835,000	3.875%, 05/15/2043 (e)	813,473
875,000	3.625%, 08/15/2043	820,364
795,000	3.750%, 11/15/2043	758,930
2,220,000	3.125%, 08/15/2044	1,918,262
810,000	2.500%, 02/15/2045	626,247
240,000	3.000%, 11/15/2045	202,101
950,000	2.500%, 02/15/2046	730,257
2,510,000	3.000%, 02/15/2047	2,110,606
1,050,000	2.750%, 11/15/2047	843,425
500,000	3.000%, 02/15/2048	420,976
940,000	3.125%, 05/15/2048	809,777
1,451,351	0.250%, 02/15/2050 (f)	1,013,552
2,996,000	1.250%, 05/15/2050	1,682,032
390,000	1.375%, 08/15/2050	226,284
1,020,000	1.625%, 11/15/2050	632,460
305,133	0.125%, 02/15/2052 (f)	202,055
1,660,000	3.000%, 08/15/2052	1,409,541
1,225,000	3.625%, 02/15/2053	1,174,086
		25,152,669
	U.S. Treasury Notes - 9.65%
4,340,000	2.000%, 11/15/2026 (i)	4,013,822
1,605,000	1.500%, 11/30/2028	1,403,779
5,260,000	1.875%, 02/28/2029	4,677,393
1,445,000	3.250%, 06/30/2029	1,382,289
708,000	1.625%, 08/15/2029	617,371
1,030,000	1.375%, 11/15/2031	849,207
1,075,000	2.875%, 05/15/2032	996,412
2,320,000	2.750%, 08/15/2032	2,126,017
		16,066,290
	Total U.S. Treasury Obligations (Cost $47,779,342)	41,218,959

Number of Shares
	SHORT TERM INVESTMENTS - 2.56%
	Money Market Funds- 2.56%
4,254,406	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (d)	4,254,406
	Total Short Term Investments (Cost $4,254,406)	4,254,406

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 1.88%
3,132,400	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (d)	3,132,400
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,132,400)	3,132,400

	Total Investments (Cost $215,970,598) - 119.95%	199,653,411
	Liabilities in Excess of Other Assets - (19.95)%	(33,201,900)
	TOTAL NET ASSETS - 100.00%	$166,451,511

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
(a)	Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of June 30, 2023.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2023.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $42,303,392 which represents 25.41% of total net assets.

(d)	Seven-day yield as of June 30, 2023.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $1,757,450, which represents 1.06% of total net assets.
(h)	Security purchased on a when-issued basis. On June 30, 2023, the total value of investments purchased on a when-issued basis was $28,363,103 or 17.04% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap, options written and futures contracts. The approximate value of the portion of this security held as collateral is $1,087,796.
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2023. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,280,913, which represents 0.77% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.

Glossary of Terms
LIBOR	- London Interbank Offered Rate
CMT	- Constant Maturing Treasury Rate
SOFR	- Secured Overnight Financing Rate
TSFR	- Term Secured Overnight Financing Rate

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
June 30, 2023

Description	Number of Contracts Purchased / (Sold)	Long/Short	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Bond Future	102	Long	$20,741,063	Sep-23	$(88,254)
U.S. Treasury 5 Year Bond Future	(20)	Short	(2,141,875)	Sep-23	42,758
U.S. Treasury 10 Year Note Future	(59)	Short	(6,623,672)	Sep-23	123,634
U.S. Treasury Long Bond Future	(32)	Short	(4,061,000)	Sep-23	7,194
U.S. Treasury Ultra 10 Year Note Future	(31)	Short	(3,671,563)	Sep-23	38,581
					$123,913

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Credit Default Swaps on Credit Indices - Sell Protection(1)
June 30, 2023

	Implied Credit	Fixed						Upfront	Unrealized
Reference	Spread at	Pay	Maturity		Payment	Notional	Fair	Premiums	Appreciation
Obligation	6/30/2023 (2)	Rate	Date	Counterparty	Frequency	Amount (3)	Value	Paid (Received)	(Depreciation)
CDX-NAIG40V-5Y*	65.67%%	1.000%	6/20/2028	Morgan Stanley	Quarterly	$1,830,000	$27,642	$22,321	$5,321
							$27,642	$22,321	$5,321
Interest Rate Swaps
June 30, 2023
		Floating	Fixed	Fixed					Upfront
Pay/Receive		Payment	Pay	Payment	Maturity		Notional	Fair	Premiums
Floating Rate	Floating Rate Index and Rate at 06/30/2023	Frequency	Rate	Frequency	Date	Counterparty	Amount	Value	Paid (Received)
Receive	USD-SOFR-COMPOUND* 5.09%	Annually	1.5600%	Annually	12/15/2051	Morgan Stanley	$565,000	$170,843	$(3,336)
Receive	USD-SOFR-COMPOUND* 5.09%	Annually	2.9700%	Annually	3/15/2053	Morgan Stanley	$990,000	$41,807	$3,170
Receive	USD-SOFR-COMPOUND* 5.09%	Annually	2.8800%	Annually	3/15/2053	Morgan Stanley	$310,000	$18,304	$3,593
								$230,954	$3,427

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S.
municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: ICE
**	Centrally cleared swap, clearing agent: LCH Group